UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.1%**
	Shares	Value
CONSUMER DISCRETIONARY — 13.7%
Columbia Sportswear	1,933	$144,337
Dave & Buster’s Entertainment*	1,356	63,732
Deckers Outdoor*	867	74,311
Gentex	4,560	107,981
Hasbro	895	84,640
Lions Gate Entertainment, Cl A*	2,618	88,593
LKQ*	1,888	79,352

		642,946

CONSUMER STAPLES — 4.0%
Pinnacle Foods	1,567	97,060
US Foods Holding*	2,844	91,378

		188,438

ENERGY — 3.9%
Core Laboratories	726	82,982
US Silica Holdings	2,927	97,440

		180,422

FINANCIALS — 5.6%
Bank of the Ozarks	1,917	95,754
Umpqua Holdings	3,275	70,904
Zions Bancorporation	1,791	96,768

		263,426

HEALTH CARE — 14.5%
Acadia Healthcare*	2,202	75,044
Bio-Techne	674	94,555
Centene*	684	73,352
Edwards Lifesciences*	730	92,403
Emergent Biosolutions*	940	45,863
Jazz Pharmaceuticals*	527	76,805
Premier, Cl A*	2,573	83,494
STERIS	1,492	135,653

		677,169

INDUSTRIALS — 25.2%
Beacon Roofing Supply*	1,444	87,362
Dover	850	90,278
Dycom Industries*	940	109,707
Healthcare Services Group	1,978	109,146
Hubbell, Cl B	896	121,811
IDEX	595	85,371
KAR Auction Services	2,622	143,004
Kirby*	1,023	76,623
MasTec*	516	27,554
Middleby*	768	104,648

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
WABCO Holdings*	737	$113,785
Xylem	1,483	107,162

		1,176,451

INFORMATION TECHNOLOGY — 27.2%
ARRIS International*	2,713	68,639
CDW	1,034	77,333
Ciena*	3,875	82,460
Conduent*	5,638	92,463
CSRA	3,975	132,288
Euronet Worldwide*	1,017	95,466
Fabrinet*	1,122	27,837
FLIR Systems	1,848	94,636
IPG Photonics*	472	118,920
j2 Global	989	79,110
Microchip Technology	503	47,896
Microsemi*	1,621	100,161
Pegasystems	1,395	70,936
Teradyne	1,989	91,176
Viasat*	1,217	92,029

		1,271,350

TOTAL COMMON STOCK (Cost $3,252,785)		4,400,202

SHORT-TERM INVESTMENT (A) — 6.0%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 1.200% (Cost $281,199)	281,199	281,199

TOTAL INVESTMENTS — 100.1% (Cost $3,533,984)		$4,681,401

Percentages are based on Net Assets of $4,676,933.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.
Cl	— Class

As of January 31, 2018, of all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2900

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.2%**
	Shares	Value
CONSUMER DISCRETIONARY — 9.8%
Dave & Buster’s Entertainment*	18,100	$850,700
Deckers Outdoor*	7,300	625,683
Five Below*	16,800	1,090,824
Party City Holdco*	76,900	1,115,050
Shutterfly*	23,400	1,594,710
Winnebago Industries	15,500	704,475

		5,981,442

CONSUMER STAPLES — 4.2%
Calavo Growers	15,600	1,357,200
Performance Food Group*	35,600	1,222,860

		2,580,060

ENERGY — 3.4%
Oil States International*	36,400	1,164,800
US Silica Holdings	28,200	938,778

		2,103,578

FINANCIALS — 7.1%
Banner	16,100	874,874
FirstCash	9,300	679,830
Glacier Bancorp	29,400	1,153,068
Great Western Bancorp	13,599	573,198
UMB Financial	14,100	1,074,138

		4,355,108

HEALTH CARE — 17.8%
Acadia Healthcare*	29,200	995,136
AMN Healthcare Services*	30,900	1,657,785
BioTelemetry*	24,200	826,430
Emergent Biosolutions*	5,600	273,224
Encompass Health	21,900	1,158,948
Ensign Group	44,900	1,034,047
Globus Medical, Cl A*	24,700	1,137,188
NuVasive*	15,600	762,372
Omnicell*	23,300	1,142,865
Premier, Cl A*	29,900	970,255
Supernus Pharmaceuticals*	23,300	909,865

		10,868,115

INDUSTRIALS — 25.8%
Air Transport Services Group*	50,400	1,252,944
Albany International, Cl A	19,900	1,262,655
Axon Enterprise*	36,200	957,852
Beacon Roofing Supply*	15,400	931,700
Dycom Industries*	10,800	1,260,468
Healthcare Services Group	24,100	1,329,838

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Interface, Cl A	51,000	$1,272,450
Knight-Swift Transportation Holdings, Cl A	17,704	881,482
MasTec*	6,918	369,422
NN	6,970	200,736
On Assignment*	25,800	1,975,506
REV Group	35,600	1,041,656
SPX FLOW*	31,100	1,442,107
Tetra Tech	31,800	1,580,460

		15,759,276

INFORMATION TECHNOLOGY — 27.1%
Acxiom*	54,700	1,480,729
Advanced Energy Industries*	10,600	753,978
Conduent*	62,900	1,031,560
EPAM Systems*	13,500	1,585,980
Fabrinet*	12,300	305,163
Integrated Device Technology*	45,700	1,366,430
Luxoft Holding, Cl A*	11,200	644,560
MaxLinear, Cl A*	10,599	273,348
Methode Electronics	30,200	1,233,670
Mitel Networks*	61,724	555,516
Pegasystems	21,300	1,083,105
Power Integrations	14,600	1,090,620
PTC*	19,300	1,402,724
Silicon Laboratories*	9,000	865,800
Super Micro Computer*	19,034	434,451
Tower Semiconductor*	39,800	1,382,652
Viasat*	13,800	1,043,556

		16,533,842

MATERIALS — 2.0%
Carpenter Technology	23,700	1,218,180

TOTAL COMMON STOCK (Cost $51,343,109)		59,399,601

SHORT-TERM INVESTMENT (A) — 3.0%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 1.200% (Cost $1,870,393)	1,870,393	1,870,393

TOTAL INVESTMENTS— 100.2% (Cost $53,213,502)		$61,269,994

Percentages are based on Net Assets of $61,125,821.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.
Cl	— Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2018
(Unaudited)

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2900

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.9%**
	Shares	Value
CONSUMER DISCRETIONARY — 16.7%
Cavco Industries*	3,400	$520,710
Clarus*	65,400	487,230
Del Frisco’s Restaurant Group*	36,500	638,750
Del Taco Restaurants*	33,700	426,979
Fox Factory Holding*	12,000	460,200
Lifetime Brands	33,956	592,532
Lindblad Expeditions Holdings*	46,800	433,836
Marcus	27,500	715,000
MarineMax*	27,000	619,650
MCBC Holdings*	36,200	874,954
Modine Manufacturing*	29,700	693,495
Motorcar Parts of America*	15,500	421,910
Nautilus*	29,400	377,790
Nutrisystem	11,800	510,350
Unifi*	19,800	705,078

		8,478,464

CONSUMER STAPLES — 4.3%
Farmer Brothers*	18,500	584,600
Hostess Brands, Cl A*	28,100	387,780
Inter Parfums	14,100	642,960
Landec*	43,200	568,080

		2,183,420

ENERGY — 0.9%
NCS Multistage Holdings*	29,300	478,762

FINANCIALS — 9.1%
Atlas Financial Holdings*	34,619	694,111
Carolina Financial	13,300	548,492
First Busey	23,700	734,226
Guaranty Bancorp	18,347	520,137
Guaranty Bancshares	9,370	296,654
Heritage Financial	23,800	733,040
People’s Utah Bancorp	18,313	578,691
State Bank Financial	16,300	497,313

		4,602,664

HEALTH CARE — 17.9%
Almost Family*	10,835	618,137
BioTelemetry*	20,100	686,415
Cambrex*	8,900	501,515
Cross Country Healthcare*	55,200	773,352
Cutera*	6,400	317,440
LeMaitre Vascular	19,200	668,160
MiMedx Group*	36,650	613,887
NeoGenomics*	79,300	612,196

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Repligen*	17,000	$601,290
Staar Surgical*	41,400	649,980
Surmodics*	27,800	814,540
Tactile Systems Technology*	22,700	715,731
U.S. Physical Therapy	10,800	820,260
Vocera Communications*	22,500	659,250

		9,052,153

INDUSTRIALS — 26.8%
AAR	23,300	942,951
Air Transport Services Group*	39,200	974,512
Alamo Group	6,500	747,695
Apogee Enterprises	9,900	450,549
CBIZ*	50,000	825,000
CRA International	10,600	492,158
DMC Global	21,470	491,663
DXP Enterprises*	9,563	327,150
ESCO Technologies	8,300	507,545
Exponent	10,100	748,915
GP Strategies*	21,300	531,435
InnerWorkings*	67,277	673,443
Kornit Digital*	39,200	586,040
Lydall*	12,700	607,060
MYR Group*	13,700	464,156
Park-Ohio Holdings	16,900	703,885
Quanex Building Products	27,600	571,320
RPX	36,400	511,056
SP Plus*	19,200	740,160
Sterling Construction*	41,400	577,530
TPI Composites*	28,000	562,240
TriMas*	19,700	524,020

		13,560,483

INFORMATION TECHNOLOGY — 19.1%
Airgain*	56,000	547,680
Brooks Automation	22,000	613,800
CalAmp*	34,300	839,664
ePlus*	6,200	478,640
Fabrinet*	10,100	250,581
Hackett Group	31,500	504,315
Ichor Holdings*	24,500	782,040
Kimball Electronics*	30,700	567,950
LivePerson*	41,300	493,535
Mesa Laboratories	3,300	466,983
PDF Solutions*	43,700	597,816
Perficient*	38,500	745,745
Silicom	11,600	756,436
Tower Semiconductor*	17,200	597,528

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Virtusa*	16,500	$736,230
WNS Holdings ADR*	16,145	717,807

		9,696,750

TELECOMMUNICATION SERVICES — 2.1%
Vonage Holdings*	93,300	1,044,027

TOTAL COMMON STOCK (Cost $35,794,850)		49,096,723

SHORT-TERM INVESTMENT (A) — 3.0%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 1.200% (Cost $1,517,587)	1,517,587	1,517,587

TOTAL INVESTMENTS — 99.8% (Cost $37,312,437)		$50,614,310

Percentages are based on Net Assets of $50,695,018.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.
ADR	— American Depositary Receipt
Cl	— Class

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018